Investment Securities - Summary of Unrealized Loss Information for Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	$ 556,864	$ 284,703
Less than 12 months Unrealized Losses	15,801	2,636
12 months or more Fair Value	21,105	0
12 months or more Unrealized Losses	656	0
Total Fair Value	577,969	284,703
Total Unrealized Losses	16,457	2,636
Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	4,700
Less than 12 months Unrealized Losses	269
12 months or more Fair Value	0
12 months or more Unrealized Losses	0
Total Fair Value	4,700
Total Unrealized Losses	269
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	376,644	278,162
Less than 12 months Unrealized Losses	11,535	2,600
12 months or more Fair Value	19,986	0
12 months or more Unrealized Losses	645	0
Total Fair Value	396,630	278,162
Total Unrealized Losses	12,180	2,600
State, County and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	175,520	6,541
Less than 12 months Unrealized Losses	3,997	36
12 months or more Fair Value	1,119	0
12 months or more Unrealized Losses	11	0
Total Fair Value	176,639	6,541
Total Unrealized Losses	$ 4,008	$ 36